Debt - Summary of changes in debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Balance, beginning of year	$ 19,316	$ 19,209
Debt acquired on business combinations		9,335
Borrowings obtained	3,943	640
Payment of borrowings	2,913	375
Accrued interest	718	196
Interest paid	(241)	(195)
Foreign currency translation adjustment	(1,474)	962
Short-term loans, net	7,334	(10,456)
Balance, end of year	$ 26,683	$ 19,316